Securities Available for Sale (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Security	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 200,393,000	$ 203,460,000		$ 216,405,000
Gross unrealized gains	4,897,000	4,448,000		4,745,000
Gross unrealized losses	(273,000)	(1,389,000)		(679,000)
Fair value	205,017,000	206,519,000		220,471,000
Amortized cost of investment securities by contractual maturity [Abstract]
Due within one year	2,925,000			2,750,000
Due after one year through five years	22,354,000			24,726,000
Due after five years through ten years	10,239,000			20,248,000
Due after ten years	18,855,000			31,196,000
Mortgage-related securities	146,020,000			137,485,000
Amortized cost	200,393,000			216,405,000
Fair value of investment securities by contractual maturity [Abstract]
Due within one year	2,932,000			2,756,000
Due after one year through five years	23,376,000			25,737,000
Due after five years through ten years	10,288,000			20,155,000
Due after ten years	19,786,000			31,655,000
Mortgage-related securities	148,635,000			140,168,000
Fair value	205,017,000			220,471,000
Gross gains and losses from sales of investment securities available for sale [Abstract]
Gross gains	522,000	53,000	136,000
Gross losses	0	0	(81,000)
Gains on sale of investment securities, net	522,000	53,000	55,000
Proceeds from sales of investment securities	30,089,000	3,230,000	20,733,000
Fair value of securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	30,054,000	21,566,000		40,171,000
12 months or longer	398,000	17,397,000		384,000
Fair value	30,452,000	38,963,000		40,555,000
Unrealized loss on securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	(202,000)	(116,000)		(589,000)
12 months or longer	(71,000)	(1,273,000)		(90,000)
Unrealized loss	(273,000)	(1,389,000)		(679,000)
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Analysis resulted in an estimate of approximately in credit losses				0
Amortized cost				215,000
Fair value	205,017,000			220,471,000
Other-than-temporary impairment charges recognized in other comprehensive loss [Roll Forward]
Credit related impairments on securities as of beginning of period	2,096,000	1,640,000		100,000
Credit related impairments related to securities for which an other-than-temporary impairment was not previously recognized	100,000	0
Reduction for sales of securities for which other-than-temporary impairment was previously recognized	(2,209,000)
Increase in credit related impairments related to securities for which an other-than-temporary impairment was previously recognized	113,000	456,000
Credit related impairments on securities as of end of period	100,000	2,096,000	1,640,000	100,000
Securities Held to Maturity [Abstract]
Number of securities held to maturity	0
Securities held to maturity, at amortized cost	0	2,648,000
Securities held to maturity, at Fair Value	0	2,542,000
Debt Security Other Than Temporarily Impaired One [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Analysis resulted in an estimate of approximately in credit losses	113,000
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Number of securities for which a cash flow analysis was performed	2			2
Amortized cost of securities for which a cash flow analysis was performed	18,000,000			18,000,000
Number of securities that were other-than-temporarily impaired	2
Municipal Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Number of securities that were other-than-temporarily impaired				2
Analysis resulted in an estimate of approximately in credit losses	100,000
Mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	116,813,000	33,561,000		111,803,000
Gross unrealized gains	2,349,000	1,857,000		2,381,000
Gross unrealized losses	(106,000)	(1,000)		(108,000)
Fair value	119,056,000	35,417,000		114,076,000
Fair value of securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	19,382,000	1,167,000		8,012,000
12 months or longer	0	0		0
Fair value	19,382,000	1,167,000		8,012,000
Unrealized loss on securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	(106,000)	(1,000)		(108,000)
12 months or longer	0	0		0
Unrealized loss	(106,000)	(1,000)		(108,000)
Collateralized Mortgage Obligations, Government Sponsored Enterprise Issued [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	29,207,000	32,650,000		25,682,000
Gross unrealized gains	373,000	559,000		410,000
Gross unrealized losses	(1,000)	(13,000)		0
Fair value	29,579,000	33,196,000		26,092,000
Fair value of securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	1,419,000	5,726,000
12 months or longer	0	0
Fair value	1,419,000	5,726,000
Unrealized loss on securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	(1,000)	(13,000)
12 months or longer	0	0
Unrealized loss	(1,000)	(13,000)
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		19,475,000
Gross unrealized gains		16,000
Gross unrealized losses		(1,040,000)
Fair value		18,451,000
Fair value of securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months		0
12 months or longer		15,408,000
Fair value		15,408,000
Unrealized loss on securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months		0
12 months or longer		(1,040,000)
Unrealized loss		(1,040,000)
Mortgage Related Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	146,020,000	85,686,000		137,485,000
Gross unrealized gains	2,722,000	2,432,000		2,791,000
Gross unrealized losses	(107,000)	(1,054,000)		(108,000)
Fair value	148,635,000	87,064,000		140,168,000
Securities pledged as collateral to secure repurchase agreements or related to mortgage banking activities	95,800,000			94,600,000
Government-Sponsored Enterprise Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	8,000,000	71,210,000		10,000,000
Gross unrealized gains	17,000	152,000		21,000
Gross unrealized losses	0	(13,000)		0
Fair value	8,017,000	71,349,000		10,021,000
Securities pledged as collateral to secure repurchase agreements or related to mortgage banking activities	6,100,000			6,100,000
Fair value of securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months		12,487,000
12 months or longer		0
Fair value		12,487,000
Unrealized loss on securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months		(13,000)
12 months or longer		0
Unrealized loss		(13,000)
Municipal Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	35,493,000	37,644,000		57,550,000
Gross unrealized gains	2,043,000	1,744,000		1,746,000
Gross unrealized losses	(165,000)	(320,000)		(567,000)
Fair value	37,371,000	39,068,000		58,729,000
Securities pledged as collateral to secure repurchase agreements or related to mortgage banking activities	8,000,000
Fair value of securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	9,009,000	228,000		30,938,000
12 months or longer	398,000	1,989,000		384,000
Fair value	9,407,000	2,217,000		31,322,000
Unrealized loss on securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	(94,000)	(87,000)		(477,000)
12 months or longer	(71,000)	(233,000)		(90,000)
Unrealized loss	(165,000)	(320,000)		(567,000)
Other Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	5,000,000	5,000,000		5,000,000
Gross unrealized gains	70,000	118,000		136,000
Gross unrealized losses	0	0		0
Fair value	5,070,000	5,118,000		5,136,000
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	48,493,000	113,854,000		72,550,000
Gross unrealized gains	2,130,000	2,014,000		1,903,000
Gross unrealized losses	(165,000)	(333,000)		(567,000)
Fair value	50,458,000	115,535,000		73,886,000
Certificates Of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	5,880,000	3,920,000		6,370,000
Gross unrealized gains	45,000	2,000		51,000
Gross unrealized losses	(1,000)	(2,000)		(4,000)
Fair value	5,924,000	3,920,000		6,417,000
Fair value of securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	244,000	1,958,000		1,221,000
12 months or longer	0	0		0
Fair value	244,000	1,958,000		1,221,000
Unrealized loss on securities available for sale in a continuous unrealized loss position [Abstract]
Less than 12 months	(1,000)	(2,000)		(4,000)
12 months or longer	0	0		0
Unrealized loss	$ (1,000)	$ (2,000)		$ (4,000)